Subsequent events	6 Months Ended
Jun. 30, 2024
Events After Reporting Period [Abstract]
Subsequent events
Note 17 - Subsequent events
Management has evaluated events subsequent to June 30, 2024 and through September 30, 2024, the date these Unaudited Condensed Consolidated Financial Statements were originally authorized for issuance by the Board of Directors. The following events which occurred subsequent to June 30, 2024 merited disclosure in these Unaudited Condensed Consolidated Financial Statements. Management determined that no adjustments were required to the figures presented as a result of these events.
On August 2, 2024, Polestar entered into an 11-month working capital loan for $196,000 with China CITIC Bank Hangzhou Branch. This loan carries an interest rate of 7.8% per annum due quarterly. This loan benefits from letters of comfort from Geely.
On August 20, 2024, Polestar entered into a 12-month revolving credit facility with Standard Chartered Bank (Hong Kong) Limited ("SCB") for an aggregate principal amount of up to $300,000. Each draw of this facility carries interest at a rate of the 3-month Term SOFR plus 1% per annum, 12-month Term SOFR plus 1.2% per annum, or otherwise as mutually agreed at each draw down. All draws under this revolving credit facility are secured by Geely. On August 23, 2024 and September 9, 2024, Polestar borrowed $100,000 and $100,000, respectively, under the facility. Both draws carry interest at the 12-month Term SOFR plus 1.2% per annum and have a repayment period of 12 months. On September 27, 2024, Polestar borrowed $100,000 under the facility. The draw carries interest at the 1-month Term SOFR plus 1% per annum and has a repayment period of 7 days, as mutually agreed upon by both parties.
On August 21, 2024, Polestar entered into an amended facilities agreement (“Second Amended Agreement”) with Volvo Cars pertaining to the credit agreement signed on November 3, 2022 (“Original Agreement”) and amended on November 8, 2023 (“Amended Agreement”). Under the Original Agreement, Polestar had $800,000 in borrowing capacity and under the Amended Agreement, Polestar was provided an additional $200,000 line of credit. As of the date these financial statements were ready for issuance, Polestar had drawn down on all $1,000,000 of available credit. The Second Amended Agreement extends the loan’s maturity date from June 30, 2027 to December 29, 2028. Interest will be calculated using the floating 6-month SOFR rate plus 4.9% per annum.
On August 27, 2024, Polestar entered into a 12-month working capital loan for $320,000 with PingAn Bank. This loan carries an interest rate of 12-month SOFR plus 0.55% due quarterly. This loan is secured by Geely.
On August 28, 2024, Polestar entered into a 12-month working capital loan for $82,000 with PingAn Bank. This loan carries an interest rate of 12-month SOFR plus 0.55% due quarterly. This loan benefits from letters of comfort from Geely.
On September 6, 2024, Polestar and Volvo Car USA LLC, a Volvo Cars subsidiary, entered into an agreement for the manufacturing of Polestar 3 vehicles in Volvo Cars' Charleston plant. Under this agreement, Polestar is committed to purchase certain volumes of Polestar 3 vehicles between 2024 and 2031. In the event that Polestar´s actual volumes purchased during the production period are lower than the agreed volumes, Polestar is obligated to compensate Volvo Cars for fixed costs related to the lost capacity.
On September 16, 2024, Polestar entered into a 12-month revolving green trade facility with Banco Bilbao Vizcaya Argentaria, S.A., Hong Kong Branch ("BBVA") for an aggregate principal amount of up to $150,000, available for drawdown in EUR or USD. All draws under this revolving credit facility are secured by Geely. On September 19, 2024, Polestar borrowed $100,000 under the facility. This draw carries interest at the 12-month Term SOFR plus 1.1% and has a repayment period of 12 months. On
September 27, 2024, Polestar borrowed an additional $50,000 under the facility. This draw carries interest at the 1-month Term SOFR plus 1.1% and has a repayment period of 7 days, as mutually agreed upon by both parties.
On September 19, 2024, Polestar entered into a 6-month working capital loan for $100,000 with China CITIC Bank Hangzhou Branch. This loan carries an interest rate of 6.9% per annum due monthly. This loan is secured by Geely.
On September 26, 2024, Polestar entered into a 9-month working capital loan for $104,000 with China CITIC Bank Hangzhou Branch. This loan carries an interest rate of 7.8% per annum due quarterly. This loan benefits from letters of comfort from Geely.